Description of the Plan (Details) - EBP 075	12 Months Ended
Dec. 31, 2025 USD ($) fund
EBP, Description of Plan [Line Items]
Participant compensation matched, minimum service period	30 days
Minimum annual compensation to total compensation, percentage	1.00%
Maximum annual compensation to total compensation, percentage	75.00%
Number of common/collective funds (in funds) | fund	12
Equity securities fund, investing threshold relative to account balance in the fund, percentage	50.00%
Equity securities fund, market-cycle return relative to S&P 500, percentage	2.00%
Matching percentage	100.00%
Participant compensation matched, percentage	5.00%
RIA annual contribution percentage	3.00%
Minimum borrowing, amount	$ 500,000
Maximum borrowing, to total account, percentage	50.00%
Maximum borrowing, amount	$ 50,000,000
Maximum borrowing amount, loan period	12 months
Residential loans, repayment period	10 years
Basis spread on variable rate	1.00%
Minimum
EBP, Description of Plan [Line Items]
Equity securities fund, market cycle period	3 years
General purpose loans, repayment period	1 year
Maximum
EBP, Description of Plan [Line Items]
Equity securities fund, market cycle period	5 years
General purpose loans, repayment period	4 years 6 months